ORGANIZATION AND PRINCIPAL ACTIVITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Corporate History and Background

Sigyn Therapeutics, Inc. (“Sigyn” or the “Company”) is a development-stage medical technology company headquartered in San Diego, California. We are focused on creating therapeutic solutions that address unmet needs in global health.

We are developing Sigyn Therapy™ as a candidate to treat life-threatening infections and inflammatory disorders for which effective drug therapies are not available. We designed Sigyn Therapy to reduce the circulating presence of pathogen sources of life-threatening inflammation in concert with dampening down the dysregulated overproduction of inflammatory cytokines (the cytokine storm), which plays a prominent role in each of our candidate treatment indications.

We are advancing Sigyn Therapy as a candidate to treat end-stage renal disease (ESRD) patients with chronic inflammation and/or endotoxemia, pathogen-associated sepsis (leading cause of hospital deaths), community acquired pneumonia (a leading cause of death among infectious diseases), and emerging pandemic threats.

Since initiating the development of Sigyn Therapy in 2020, we completed pre-clinical in vitro studies that quantified the reduction of pathogen sources of inflammation from human blood plasma with small-scale versions of Sigyn Therapy. These include endotoxin (a gram-negative bacterial toxin), peptidoglycan and lipoteichoic acid (gram-positive bacterial toxins), and viral pathogens, including COVID-19.

We also completed in vitro studies that quantified the reduction of inflammatory cytokines from human blood plasma with small-scale versions of Sigyn Therapy. These include interleukin-1 beta (IL-1b), interleukin-6 (IL-6), and tumor necrosis factor alpha (TNF-a). In a related study, liposomes were reduced from human blood plasma as a model system to evaluate the potential of Sigyn Therapy to target CytoVesicles that transport inflammatory cytokine cargos throughout the bloodstream.

In vitro studies also quantified the reduction of hepatic (liver) toxins from human blood plasma with small-scale versions of Sigyn Therapy. These included ammonia, bile acid and bilirubin. Based on these outcomes, we may further investigate the potential of Sigyn Therapy to treat acute forms of liver failure in future studies.

Each of our in vitro studies were conducted by Innovative Biotherapies, based in Ann Arbor, Michigan. With the exception of the liposome data results, the studies quantified the reduction of each target from human blood plasma with small-scale versions of Sigyn Therapy. Each of these studies were conducted for a period of four hours. In the liposome study, the formulation of adsorbent components that we incorporate within Sigyn Therapy was quantified to reduce the presence of liposomes from human blood plasma in a test-tube rocker study conducted for a period of two hours. While we maintain ownership of our in vitro study results, we do provide rights to researchers at Innovative Biotherapies to publish our study results.

Subsequent to our in vitro study results, we completed in vivo animal studies of Sigyn Therapy at the University of Michigan. In these studies, Sigyn Therapy was administered via standard dialysis machines utilizing conventional blood-tubing sets, for periods up to six hours in eight porcine (pig) subjects. Important criteria for treatment feasibility, including hemodynamic parameters, serum chemistries and hematologic measurements, were stable across all eight subjects. While we maintain ownership of our in vivo animal study data, we do provide rights to researchers at the University of Michigan to publish the results of our animal studies.

The data resulting from our in vivo and in vitro studies is being incorporated into an Investigational Device Exemption (IDE) that we are drafting for submission to the U.S. Food and Drug Administration (“FDA”) to support the potential initiation of human feasibility studies in the United States.

Candidate Pipeline Product

Beyond our focus to clinically advance Sigyn Therapy, we intend to develop a pipeline of extracorporeal blood purification therapies. In this regard, we have designed a therapeutic system to enhance the benefit of cancer chemotherapy. To support this endeavor, we disclosed on October 6, 2022, that a patent application entitled: “SYSTEM AND METHODS TO ENHANCE CHEMOTHERAPY DELIVERY AND REDUCE TOXICITY” had been filed with the United States Patent and Trademark Office (“USPTO”). On October 13, 2022, we subsequently disclosed that trademark applications to register ChemoPrepTM and ChemoPureTM were filed with the USPTO”.

Chemotherapeutic agents are the most commonly administered drugs to treat cancer, which is the second leading cause of death in the United States. Despite therapeutic advances, treatment toxicity, drug resistance and inadequate tumor site delivery restrict the benefit of chemotherapy.

To overcome these challenges, our patent submission describes a therapeutic device system whose primary objective is to enhance tumor site delivery of chemotherapy and reduce its toxicity. A secondary objective of the system is to reduce treatment dosing without sacrificing patient benefit, or conversely increase chemotherapy dosing without added toxicity. In concert with these objectives, our candidate therapeutic system offers to inhibit the spread of cancer metastasis that are reported to be induced by the administration of chemotherapy.

Our proposed chemotherapy enhancement system is comprised of two blood purification technologies. ChemoPrepTM, administered prior to chemotherapy as a means to optimize tumor site delivery and improve the benefit of ChemoPureTM, which is deployed post-chemotherapy to reduce treatment toxicity and inhibit the potential spread of cancer metastasis.

To improve the delivery of chemotherapeutic agents, we designed ChemoPrepTM with an objective to reduce the bloodstream presence of tumor-derived extracellular vesicles or exosomes (Tumor-EXs) that diminish the efficacy of chemotherapy. As compared to non-cancer subjects, Tumor-EXs are highly concentrated in the bloodstream of those suffering from cancer.  Tumor-EXs are known to decoy and directly inhibit chemotherapeutic agents from reaching tumor cell targets. Recent studies have also revealed that Tumor-EXs can export chemotherapeutic agents out of cancer cells. Based on these factors, we believe the pre-chemo depletion of circulating Tumor-EXs could establish a novel, yet practical strategy to increase tumor-site saturation of chemotherapy, which in turn may permit for lower doses of chemotherapy to be administered without diminishing patient benefit.

ChemoPrepTM may also improve the performance of ChemoPureTM as a reduced bloodstream presence of Tumor-EXs, which are competitive binding and adsorption factors, would likely increase the efficiency of ChemoPureTM to reduce the circulating presence of chemotherapeutic agents that are not delivered to the target tumor site.

We designed ChemoPureTM to perform two critical functions after chemotherapy administration. To reduce treatment toxicity through the extraction of bloodstream chemotherapeutic agents that are not delivered to the target tumor site, and to reduce the circulating presence of chemotherapy-induced Tumor-EXs that promote the spread of cancer metastases.

Unlike Sigyn TherapyTM, which is a candidate to treat life-threatening conditions not addressed with approved drug therapies, the intent of the ChemoPrepTM and ChemoPureTM is to enhance the delivery of market-cleared chemotherapeutic drugs and reduce their toxicity. Additionally, while Sigyn TherapyTM is a hollow-fiber based device designed for use on dialysis and continuous renal replacement machines, ChemoPrepTM and ChemoPureTM do not contain hollow-fibers and are intended for use on portable blood processing systems that can be located within the clinical sites where chemotherapy is administered.  During treatment, the functionality of the blood processing system would allow patient blood plasma to flow through our devices, which contain formulations of adsorbent and binding components intended deplete Tumor-EXs and chemotherapeutic agents from the bloodstream.

In a recent in vitro study conducted by researchers at Innovative Biotherapies, we obtained pre-clinical insight that liposomal nanoparticles, commonly used to deliver chemotherapeutic agents, can be reduced from human blood plasma with a formulation of adsorbent components. In the study, liposome concentrations in human blood plasma were reduced by 92.5% after a two-hour interaction with the adsorbent components. Beyond providing initial support for our candidate strategy to remove liposomal drug agents, the study established the possibility that Tumor-EXs can also be reduced from blood plasma as liposomes have previously served as a research model system for isolating extracellular vesicles and exosomes based on a similarity of size and structural characteristics.

Merger Transaction

On October 19, 2020, Sigyn Therapeutics, Inc, a Delaware corporation (the “Registrant”) formerly known as Reign Resources Corporation, completed a Share Exchange Agreement (the “Agreement”) with Sigyn Therapeutics, Inc., a private entity incorporated in the State of Delaware on October 19, 2019.

In the Share Exchange Agreement, we acquired 100% of the issued and outstanding shares of privately held Sigyn Therapeutics common stock in exchange for 75% of the fully paid and nonassessable shares of our common stock outstanding (the “Acquisition”). In conjunction with the transaction, we changed our name from Reign Resources Corporation to Sigyn Therapeutics, Inc. pursuant to an amendment to our articles of incorporation that was filed with the State of Delaware. Subsequently, our trading symbol was changed to SIGY. The Acquisition was treated by the Company as a reverse merger in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). For accounting purposes, Sigyn is considered to have acquired Reign Resources Corporation as the accounting acquirer because: (i) Sigyn stockholders own 75% of the combined company, on an as-converted basis, immediately following the Closing Date, (ii) Sigyn directors hold a majority of board seats in the combined company and (iii) Sigyn management held all key positions in the management of the combined company. Accordingly, Sigyn’s historical results of operations will replace Reign Resources Corporation’s historical results of operations for all periods prior to the Acquisition and, for all periods following the Acquisition, the results of operations of the combined company will be included in the Company’s financial statements. The Acquisition was treated as a “tax-free exchange” under Section 368 of the Internal Revenue Code of 1986 and resulted in the private Sigyn Therapeutics corporate entity (established on October 29, 2019) to become a wholly owned subsidiary of Reign Resources Corporation. Among the conditions for closing the acquisition, the Reign Resources Corporation extinguished all previously reported liabilities, its preferred class of shares, and all stock purchase options. As a result, the reported liabilities totaling $3,429,516 were converted into a total of 7,907,351 common shares. Additionally, assets held on the books of Reign Resources Corporation, such as Gem inventory, was kept in the Company and therefore recorded as assets on the Share Exchange date. Upon the closing of the Acquisition, we appointed James A. Joyce and Craig P. Roberts to serve as members of our Board of Directors.

As of August 15, 2022, we have a total 37,295,813 shares issued and outstanding, of which 11,655,813 shares are held by non-affiliate stockholders.

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Corporate History and Background

Sigyn Therapeutics, Inc. (“Sigyn” or the “Company”) is a development-stage medical technology company headquartered in San Diego, California. We are focused on creating therapeutic solutions that address unmet needs in global health.

We are developing Sigyn Therapy™ as a candidate to treat life-threatening infections and inflammatory disorders for which effective drug therapies are not available. Sigyn Therapy is an extracorporeal blood purification technology designed to reduce the circulating presence of pathogen sources of life-threatening inflammation in concert with dampening down the dysregulated overproduction of inflammatory cytokines (the cytokine storm), which plays a prominent role in each of our candidate treatment indications.

We are advancing Sigyn Therapy as a candidate to treat end-stage renal disease (ESRD) patients with chronic inflammation and/or endotoxemia, pathogen-associated sepsis (leading cause of hospital deaths), community acquired pneumonia (a leading cause of death among infectious diseases), and emerging pandemic threats.

Since initiating the development of Sigyn Therapy in 2020, we completed pre-clinical in vitro studies that quantified the reduction of pathogen sources of inflammation from human blood plasma with small-scale versions of Sigyn Therapy. These include endotoxin (a gram-negative bacterial toxin), peptidoglycan and lipoteichoic acid (gram-positive bacterial toxins), and viral pathogens, including COVID-19.

We also completed in vitro studies that quantified the reduction of inflammatory cytokines from human blood plasma with small-scale versions of Sigyn Therapy. These include interleukin-1 beta (IL-1b), interleukin-6 (IL-6), and tumor necrosis factor alpha (TNF-a). In a related study, liposomes were reduced from human blood plasma as a model system to evaluate the potential of Sigyn Therapy to target CytoVesicles that transport inflammatory cytokine cargos throughout the bloodstream.

In vitro studies also quantified the reduction of hepatic (liver) toxins from human blood plasma with small-scale versions of Sigyn Therapy. These included ammonia, bile acid and bilirubin. Based on these outcomes, we may further investigate the potential of Sigyn Therapy to treat acute forms of liver failure in future studies.

Each of our in vitro studies were conducted by Innovative Biotherapies, based in Ann Arbor, Michigan. With the exception of the liposome data results, the studies quantified the reduction of each target from human blood plasma with small-scale versions of Sigyn Therapy. Each of these studies were conducted for a period of four hours. In the liposome study, the formulation of adsorbent components that we incorporate within Sigyn Therapy was quantified to reduce the presence of liposomes from human blood plasma in a test-tube rocker study conducted for a period of two hours. While we maintain ownership of our in vitro study results, we do provide rights to researchers at Innovative Biotherapies to publish our study results.

Subsequent to our in vitro study results, we completed in vivo animal studies of Sigyn Therapy at the University of Michigan. In these studies, Sigyn Therapy was administered via standard dialysis machines utilizing conventional blood-tubing sets, for periods up to six hours in eight porcine (pig) subjects. Important criteria for treatment feasibility, including hemodynamic parameters, serum chemistries and hematologic measurements, were stable across all eight subjects. While we maintain ownership of our in vivo animal study data, we do provide rights to researchers at the University of Michigan to publish the results of our animal studies.

The data resulting from our in vivo and in vitro studies is being incorporated into an Investigational Device Exemption (IDE) that we are drafting for submission to the U.S. Food and Drug Administration (“FDA”) to support the potential initiation of human feasibility studies in the United States.

Beyond our focus to clinically advance Sigyn Therapy, we intend to develop a pipeline of extracorporeal blood purification therapies. In this regard, we have designed a therapeutic system to enhance the benefit of cancer chemotherapy. To support this endeavor, we disclosed on October 6, 2022, that a patent application entitled: “SYSTEM AND METHODS TO ENHANCE CHEMOTHERAPY DELIVERY AND REDUCE TOXICITY” had been filed with the United States Patent and Trademark Office (“USPTO”). On October 13, 2022, we subsequently disclosed that trademark applications to register ChemoPrepTM and ChemoPureTM were filed with the USPTO”.

Public Merger Agreement

On October 19, 2020, Sigyn Therapeutics, Inc, a Delaware corporation (the “Registrant”) formerly known as Reign Resources Corporation, completed a Share Exchange Agreement (the “Agreement”) with Sigyn Therapeutics, Inc., a private entity incorporated in the State of Delaware on October 19, 2019.

In the Share Exchange Agreement, we acquired 100% of the issued and outstanding shares of privately held Sigyn Therapeutics Inc., common stock in exchange for 75% of the fully paid and nonassessable shares of our common stock outstanding (the “Acquisition”). In conjunction with the transaction, we changed our name from Reign Resources Corporation to Sigyn Therapeutics, Inc. pursuant to an amendment to our articles of incorporation that was filed with the State of Delaware. The Acquisition was treated by the Company as a reverse merger in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). For accounting purposes, Sigyn is considered to have acquired Reign Resources Corporation as the accounting acquirer because: (i) Sigyn stockholders own 75% of the combined company, on an as-converted basis, immediately following the Closing Date, (ii) Sigyn directors hold a majority of board seats in the combined company and (iii) Sigyn management held all key positions in the management of the combined company. Accordingly, Sigyn’s historical results of operations will replace Reign Resources Corporation’s historical results of operations for all periods prior to the Acquisition and, for all periods following the Acquisition, the results of operations of the combined company will be included in the Company’s financial statements. The Acquisition was treated as a “tax-free exchange” under Section 368 of the Internal Revenue Code of 1986 and resulted in the private Sigyn Therapeutics corporate entity (established on October 29, 2019) to become a wholly owned subsidiary of Reign Resources Corporation. Among the conditions for closing the acquisition, the Reign Resources Corporation extinguished all previously reported liabilities, its preferred class of shares, and all stock purchase options. As a result, the reported liabilities totaling $3,429,516 were converted into a total of 7,907,351 common shares. Additionally, assets held on the books of Reign Resources Corporation, such as Gem inventory, was kept in the Company and therefore recorded as assets on the Share Exchange date. Upon the closing of the Acquisition, we appointed James A. Joyce and Craig P. Roberts to serve as members of our Board of Directors.

As of March 14, 2022, we have a total 37,295,803 shares issued and outstanding, of which 11,655,803 shares are held by non-affiliate shareholders.

Post Public Merger Developments

Since the consummation of the Acquisition on October 19, 2020, we have advanced Sigyn Therapy from conceptual design through completion of in vitro studies that have quantified the reduction of relevant therapeutic targets from human blood plasma with small-scale versions of Sigyn Therapy. These include endotoxin (gram-negative bacterial toxin); peptidoglycan and lipoteichoic acid (gram-positive bacterial toxins); viral pathogens (including SARS-CoV-2); hepatic toxins (ammonia, bile acid, and bilirubin); and tumor necrosis factor alpha (TNF alpha), interleukin-1 beta (IL-1b), and interleukin 6 (IL-6), which are pro-inflammatory cytokines whose dysregulated production (the cytokine storm) precipitate sepsis and play a prominent role in each of our therapeutic opportunities.

Subsequent to these studies, we disclosed the completion of in vivo animal studies. In these studies, Sigyn Therapy was administered via standard dialysis machines utilizing conventional blood-tubing sets, for periods of up to six hours in eight (8) porcine (pig) subjects, each weighing approximately 40-45 kilograms. The studies were comprised of a pilot phase (two subjects), which evaluated the feasibility of the study protocol in the first-in-mammal use of Sigyn Therapy; and an expansion phase (six subjects) to further assess treatment feasibility and refine pre-treatment set-up and operating procedures. There were no serious adverse events reported in any of the treated animal subjects. Of the eight treatments, seven were administered for the entire six-hour treatment period. One treatment was halted early due to the observation of a clot in the device, which was believed to be the result of a procedural deviation in the pre-treatment set-up. Important criteria for treatment feasibility – including hemodynamic parameters, serum chemistries and hematologic measurements – were stable across all subjects.

The studies were conducted by a clinical team at Innovative BioTherapies, Inc. (“IBT”), under a contract with the University of Michigan to utilize animal care, associated institutional review oversight, as well as surgical suite facilities located within the North Campus Research Complex. The treatment protocol of the study was reviewed and approved by the University of Michigan Institutional Animal Care and Use Committee (IACUC).

The animal studies were conducted to correspond with FDA’s best practice guidance. The number of animals enrolled in our study and the amount of data collected was based on the ethical and least burdensome principles that underly the FDA goal of using the minimum number of animals necessary to generate valid scientific data to demonstrate reasonable feasibility and performance of a medical device prior to human study consideration. A porcine animal model is a generally accepted model for the study of extracorporeal blood purification devices intended to treat infectious disease and inflammatory disorders. Regardless of these factors, FDA may require that we conduct additional animal studies.

The data resulting from our in vivo and in vitro studies is being incorporated into an Investigational Device Exemption (IDE) that we are drafting for submission to the U.S. Food and Drug Administration (“FDA”) to support the potential initiation of a human feasibility study in End-Stage Renal Disease (ESRD) patients with endotoxemia and elevated inflammatory cytokine production. As per the study protocol, Sigyn Therapy is to be administered in combination with the regularly scheduled dialysis treatments of enrolled subjects. The primary study objective will be to evaluate the safety of Sigyn Therapy in health compromised ESRD patients. A secondary objective will be to quantify changes in circulating levels of endotoxin, tumor necrosis factor-αlpha (TNF-α), interleukin-1β (IL-1β), and interleukin-6 (IL-6) before and after each Sigyn Therapy administration. Endotoxin and excess TNF-α, IL-1β, and IL-6 production are commonly associated with each of our candidate treatment indications, including sepsis and community-acquired pneumonia.

Based on our previous experience in developing extracorporeal blood purification therapies, we believe that we have collected sufficient data to support first-in-human studies of Sigyn Therapy. In this regard, we plan to submit an IDE application to FDA related to the potential initiation of a human feasibility study during the 2023 calendar year. However, there is no assurance that FDA will approve the initiation of our feasibility study. Additionally, while we believe the data from our in vivo and in vitro studies provides support for our IDE submission, FDA may request that we conduct additional animal or pre-clinical studies prior to approving our IDE. Among our previous experiences in developing extracorporeal blood purification therapies, our CEO oversaw the development of the Aethlon Hemopurifier, a first-in-industry device that received an FDA “Breakthrough Device” designation for the treatment of life-threatening viruses and was awarded a second FDA “Breakthrough Device” designation related to the treatment of cancer.